Croft-Leominster
                                  Income Fund


                               SEMI-Annual Report
                                October 31, 1996
                                  (Unaudited)

Dear fellow shareholder:

During the twelve month period ending December 31, 1996, the Croft-Leominster Income Fund gained 7.1% on a total return basis. Since its inception date of May 4, 1995 through December 31, 1996, the Income Fund has gained 20.8% on a total return basis.* We continue to perform well relative to our peers. The Wall Street Journal's Mutual Fund Scorecard ranked the Income Fund 6th out of 102 BBB rated bond funds** for the one-year period ending December 31, 1996, as determined by Lipper Analytical Services, Inc. Over the longer term, the same portfolio in a limited partnership format has achieved a 12.0% annualized return since inception (January 1, 1992) compared to a 7.6% annualized return for the Lehman Brothers Intermediate Government/ Corporate Bond Index over the same time period.***

The Income Fund seeks a high level of current income by investing at least 65% of its assets in investment-grade fixed-income securities. The Fund may invest up to 34.9% of its assets in non-investment grade securities. We attempt to add value to the Income Fund in this manner, through the opportunistic use of convertible securities, preferred securities, closed-end bond funds, and high-yield bonds with attractive valuations.

As of December 31, 1996 the Income Fund's bond portfolio had the following characteristics: weighted average yield to maturity of 8.4%, average duration of 8.4 years, and weighted average maturity of 19.0 years. The Fund's 30-day "SEC yield" was 7.49%. The Income Fund maintains strong industry diversification, with its corporate bonds dispersed among 17 different industries and 50 different securities. This diversification helps to minimize both credit and event risks. In addition, the Fund attempts to minimize the risk of early redemption by holding a number of bonds which are either selling at a discount or are non-callable for life. Thank you for investing in the Croft-Leominster Income Fund. We will continue to work hard to justify your confidence in the Income Fund.

                                        Sincerely yours,

                                        /s/ Gordon Croft
                                        Gordon Croft
                                        Vice President


* Past performance is not indicative of future performance. Investment return and principal value will fluctuate. An investor's shares, when redeemed, may be worth more or less than the original value.

** Category consists of mutual funds which generally invest at least 65% of their assets in corporate bonds with BBB or better credit rating and may hold government bonds. The total return does not include fees which were waived during the period on which the ranking was based. If such fees were not waived the total return would have been adversely affected.

*** The limited partnership was not registered under the Investment Company
    Act of 1940 ("1940 Act") and, therefore, was not subject to certain investment restrictions imposed by the 1940 act. If the limited partnership had been registered under the 1940 Act, its performance may have been adversely affected.



                            CROFT FUNDS CORPORATION
                             SCHEDULE OF INVESTMENTS
                          CROFT-LEOMINSTER INCOME FUND
                                October 31, 1996
                                  (Unaudited)


Shares                                                           Market Value
------                                                           ------------

COMMON STOCKS                 6.76%

BOND FUNDS                    6.76%
     6,200          Alliance World Dollar Govt.II...............    $ 80,600
     3,700          Latin America Dollar Income Fund ...........      51,331
     6,731          Morgan Stanley Emerging Mkt Debt Fd ........      92,551
     9,500          Salomon Brothers Worldwide Income Fd .......     133,000
    10,300          Templeton Emerging Markets Income Fund .....     123,600
                                                                     -------
TOTAL COMMON STOCKS (Cost $458,955) ............................     481,082
                                                                     -------
PREFERRED STOCKS              2.70%

CONVERTIBLE PREFERRED         1.52%
     2,100          Bethlehem Steel $5.00 Conv PFD..............     108,675
                                                                     -------
PREFERRED STOCKS              1.18%
       500          Allied Irish 11.875% PFD....................      13,500
       650          California Fed Bank 10.625% PFD B...........      70,200
                                                                     -------
                                                                      83,700
                                                                     -------
TOTAL PREFERRED STOCKS (Cost $177,814)..........................     192,375
                                                                     =======







   The accompanying notes are an integral part of these financial statements.



                             CROFT FUNDS CORPORATION
                             SCHEDULE OF INVESTMENTS
                          CROFT-LEOMINSTER INCOME FUND
                                October 31, 1996
                                   (Unaudited)


Principal Value                                                  Market Value
---------------                                                  ------------

BONDS                         83.67%

AUTOS & AUTOMOTIVE PRODUCTS    3.46%
    95,000          Ford Holdings Inc. Debentures...............   $ 113,411
   120,000          SPX Corp. Senior Subordinated Notes ........     132,900
                                                                   ---------
                                                                     246,311
                                                                   ---------
CABLE TV & CELLULAR            6.41%
   185,000          CF Cable TV Inc. Senior Sec. Notes..........     193,325
    70,000          Tele-Communications Inc. Senior Debentures..      64,052
   225,000          Tele-Communications Inc. Notes .............     199,143
                                                                    --------
                                                                     456,520
                                                                    --------
CAPITAL GOODS                  1.39%
    90,000          Caterpillar Inc. Sinking Fund Debentures ...      98,636
                                                                     -------
CHEMICALS                      5.35%
    65,000          Arcadian Partners Senior Notes..............      71,988
   105,000          Arco Chemical Co. Debentures ...............     132,329
    20,000          General Chemical Corp. Senior Subordinated
                      Notes.....................................      20,250
    30,000          IMC Fertilizer Senior Debentures ...........      34,906
   110,000          Rexene Corp. Senior Notes...................     121,688
                                                                     -------
                                                                     381,161
                                                                     -------
CONTAINERS & PAPER            15.59%
    46,000          Georgia-Pacific Corp. Debentures ...........      52,389
   365,000          Georgia-Pacific Corp. Debentures ...........     407,302
   465,000          Georgia-Pacific Corp. Debentures ...........     503,034
    20,000          Owens-Illinois Inc. Senior Subordinated
                      Notes.....................................      20,900
   125,000          Stone Container Corp. Senior Sub.
                      Debentures................................     126,563
                                                                   ---------
                                                                   1,110,188
                                                                   ---------
CONVERTIBLE BONDS              0.67%
    50,000          Kelley Oil & Gas Corp. Convertible
                      Subordinated Debentures...................      47,500
                                                                     -------
ELECTRIC & GAS UTILITIES       3.79%
    60,000          Commonwealth Edison 1st Mtg.................      63,680
    95,000          Georgia Power 1st Ref Mort..................      96,498
   100,000          Penn Power & Light 1st Mort.................     109,890
                                                                     -------
                                                                     270,068
                                                                     -------

 The accompanying notes are an integral part of these financial statements.







                             CROFT FUNDS CORPORATION
                             SCHEDULE OF INVESTMENTS
                          CROFT-LEOMINSTER INCOME FUND
                                October 31, 1996
                                   (Unaudited)


Principal Value                                                  Market Value
---------------                                                  ------------


ENERGY & ENERGY SERVICES      0.92%
    65,000          Maxus Energy Corp. Notes...................    $  65,650
                                                                   ---------
FINANCIAL SERVICES            8.94%
   225,000          Aetna Services Inc. Debentures.............      228,623
    55,000          Aetna Services Inc. Debentures.............       53,519
   100,000          Chase Manhattan Corp. New
                       Subordinated Notes......................      102,001
    15,000          ITT Corp. Senior Subordinated Debentures...       15,486
   160,000          Reliance Group Holdings Senior
                       Subordinated Debentures.................      164,800
    70,000          Torchmark Corp. Sinking Fund Debentures....       71,900
                                                                    --------
                                                                     636,329
                                                                    --------

FOOD & DRUG PRODUCERS         2.33%
    80,000          Borden Inc. Sinking Fund Debentures.......        78,942
    85,000          RJR Nabisco Inc. Notes....................        86,795
                                                                     -------
                                                                     165,737
                                                                     -------
INDUSTRIAL GOODS              7.17%
    85,000          Ametek Inc. Senior Notes..................        89,463
    20,000          Deere & Co. Senior Debentures.............        22,268
    65,000          Westinghouse Electric Corp. Debentures....        64,883
   370,000          Westinghouse Electric Corp. Debentures....       333,564
                                                                     510,178
                                                                     -------
MEDIA & ENTERTAINMENT         6.26%
    35,000          Time Warner Entertainment Senior Debentures.       35,763
   375,000          Time Warner Inc. Debentures.................      409,733
                                                                     -------
                                                                     445,496
                                                                     -------
METALS & MINING               8.25%
   180,000          Alcan Aluminum Ltd. Debentures.............      193,872
    90,000          Armco Inc. Senior Notes....................       92,925
   285,000          USX Corp. Debentures.......................      300,879
                                                                     -------
                                                                     587,676
                                                                     -------

MISC. CONSUMER GOODS & SERVICES  0.30%
    20,000          Integrated Health Services Senior Sub.
                       Notes ..................................       21,100
                                                                      ------


   The accompanying notes are an integral part of these financial statements.




                             CROFT FUNDS CORPORATION
                             SCHEDULE OF INVESTMENTS
                          CROFT-LEOMINSTER INCOME FUND
                                October 31, 1996
                                   (Unaudited)


Principal Value                                              Market Value
---------------                                              ------------

RETAIL STORES                 2.25%
    30,000          Dayton Hudson Co. Debentures...............    $   33,510
   105,000          Sears Roebuck & Co. Notes..................       126,291
                                                                      -------
                                                                      159,801
                                                                      -------

TECHNOLOGY                    2.55%
   125,000          Plantronics Inc. Senior Notes.............        129,688
    50,000          Tektronix Inc. Senior Notes ..............         51,855
                                                                      -------
                                                                      181,543
                                                                      -------
TELEPHONES                    3.52%
   125,000          GTE Corp. Debentures.......................       144,663
    70,000          New York Telephone Debentures..............        79,130
    23,240          NYNEX Corp. Sinking Fund Debentures........        26,438
                                                                      -------
                                                                      250,231
                                                                      -------
TEXTILES & APPAREL MANUFACTURING  3.20%
    30,000          Fieldcrest Cannon Inc. Senior
                      Sub. Debentures.........................        31,200
    70,000          Fruit of the Loom Inc. Senior Notes........        65,631
   130,000          Westpoint Stevens Inc. Senior
                       Sub. Debentures.........................       131,300
                                                                      -------
                                                                      228,131
                                                                      -------
TRANSPORTATION                1.32%
    90,000          Union Pacific Corp. Sinking Fund
                        Debentures..............................       94,100
                                                                      -------

TOTAL BONDS  (Cost $5,721,935).................................     5,956,356
                                                                    ---------
SHORT TERM INVESTMENTS        5.25%
   374,064          Star Treasury Fund (Cost $374,064).........       374,064
                                                                    ---------
TOTAL INVESTMENTS  (Cost $6,732,768).................... 98.38%   $ 7,003,877
Other assets less liabilities...........................  1.62%       115,438
                                                        ------      ---------
TOTAL NET ASSETS                                        100.00%   $ 7,119,315
                                                        ======    ===========





   The accompanying notes are an integral part of these financial statements.


                            CROFT FUNDS CORPORATION
                      STATEMENT OF ASSETS AND LIABILITIES
                          CROFT-LEOMINSTER INCOME FUND
                                October 31, 1996
                                  (Unaudited)


ASSETS
Investments at value (cost $6,732,768)..................         $7,003,877
Dividends and interest receivable ......................            147,985
Other Assets ...........................................              3,101
                                                                 ----------
     Total assets ......................................          7,154,963
                                                                 ----------

LIABILITIES
Payable for fund shares redeemed .......................                105
Accrued advisory fee (Note 3)...........................              4,741
Due to Investment Adviser (Note 3) .....................             18,158
Other expenses .........................................             12,644
                                                                 ----------
       Total liabilities  ..............................             35,648
                                                                 ----------

NET ASSETS
Net assets, equivalent to $10.54 on 675,718 shares
   outstanding. (Note 4)................................          $7,119,315
                                                                  ==========

Computation of net asset value per share and
public offering price  .................................          $    10.54
                                                                  ==========

Net Assets consist of:
Paid in capital ........................................           6,843,263
Undistributed net investment income ....................               5,527
Accumulated undistributed net realized
   gains (losses) from security transactions ...........                (584)
Net unrealized appreciation (depreciation) .............
   of investments ......................................             271,109
                                                                   ---------
Net Assets October 31, 1996 ............................          $7,119,315
                                                                  ==========

   The accompanying notes are an integral part of these financial statements.





                            CROFT FUNDS CORPORATION
                            STATEMENT OF OPERATIONS
                          CROFT-LEOMINSTER INCOME FUND
                   For the six months ended October 31, 1996
                                  (Unaudited)



Investment Income:

Dividends .............................................           $  34,980
Interest ..............................................             256,567
                                                                  ---------
     Total income .....................................             291,547
                                                                  ---------

Expenses:
Investment advisory fee (Note 3).......................              26,821
Administrative Fee ....................................              11,487
Legal Fee .............................................               7,259
Transfer Agent Fee ....................................               5,892
Audit Fee .............................................               3,309
Insurance .............................................               3,150
Custody Fee ...........................................               3,025
Printing ..............................................               1,915
Registration ..........................................               1,676
Distribution fee (Note 3)..............................                   0
Other .................................................                 857
                                                                    -------
     Total expenses ...................................              65,391

     Less: Expense Reimbursement ......................             (28,046)
                                                                     ------
     Net Expenses  ....................................              37,345
                                                                     ------
     Net investment income (loss)......................             254,202
                                                                    -------
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments ...............              17,674
Unrealized appreciation (depreciation) of investments
     for the period ...................................             203,295
                                                                    -------
     Net gain (loss) on investments ...................             220,969
                                                                    -------
     Net increase (decrease) in net assets from
          operations ..................................            $475,171
                                                                   ========



   The accompanying notes are an integral part of these financial statements.



                            CROFT FUNDS CORPORATION
                       STATEMENT OF CHANGES IN NET ASSETS
                          CROFT-LEOMINSTER INCOME FUND



                                                                  For the six months       May 4, 1995*
                                                                ended October 31, 1996       through
                                                                     (Unaudited)           April 30, 1996
Increase (Decrease) in Net Assets from Operations:

Net investment income ..........................................       $ 254,202               $406,481
Net realized gain (loss) on investments ........................          17,674                 30,969
Unrealized appreciation (depreciation) for the period ..........         203,295                 67,814
                                                                        --------                -------
Net increase (decrease) in net assets
     from operations ...........................................         475,171                505,264
                                                                        --------                -------
Dividends paid to shareholders:

Net investment income ($.40 and .73 per share, respectively)....        (255,292)              (399,864)
Capital gains ($.04 and .03 per share, respectively)............         (32,194)               (17,033)

Capital share transactions (Note 4) ............................         481,445              6,361,818
                                                                         -------              ---------
       Total increase ..........................................         669,130              6,450,185
                                                                         -------              ---------
Net Assets:
Beginning of period ............................................       6,450,185                      0

End of period (including undistributed
     net investment income of $5,527
     and $6,617, respectively)..................................      $7,119,315             $6,450,185
                                                                      ==========             ==========

* Commencement of operations



   The accompanying notes are an integral part of these financial statements.

                            CROFT FUNDS CORPORATION
                         NOTES TO FINANCIAL STATEMENTS
                                October 31, 1996
                                  (Unaudited)


Note 1. Nature of Business and Basis of Presentation

The Croft-Leominster Income Fund (the "Fund"), is a managed portfolio of the Croft Funds Corpor-ation, a diversified open-end management investment company registered under the Investment Company Act of 1940. The Fund is one of a series of Funds of the Croft Funds Corporation, which also includes the Croft-Leominster Value Fund. It was organized in 1994 to succeed to the business of Croft-Leominster Inc.'s Leominster Income Limited Partnership, an investment company organized as a limited partnership which commenced operations January 1, 1992 for the purpose of investing the partners' capital in securities under professional investment management. This succession occurred on May 4, 1995 when the partnership's net assets aggregating $3,175,041 were transferred to the Croft-Leominster Income Fund in exchange for 317,504 shares of the Fund's capital stock. As a result of transferring such assets at their market value, the change in unrealized appreciation of investments for the period, as shown in the Statement of Operations will not equal the current unrealized appreciation at October 31, 1996 as shown in the Statement of Assets and Liabilities and the Schedule of Investments. The Fund's investment objective is to seek a high level of current income with moderate risk of principal. To achieve this objective, it invests primarily (under normal market conditions at least 65% of its total assets) in a diversified portfolio of investment grade fixed-income securities.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

(a) Valuation of Securities.

    Investments are stated at value based on latest sales prices reported on national securities exchanges on the last business day of the period. Investments for which no sale is reported, or which are traded over the counter are valued at the last reported bid price.

(b) Income taxes.

    The Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore no provision has been made for federal income taxes.

(c) Estimates.

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                            CROFT FUNDS CORPORATION
                         NOTES TO FINANCIAL STATEMENTS
                                October 31, 1996
                                  (Unaudited)


(d) Other.

    Realized gains and losses are reported on an identified cost basis. Securities transactions are recorded on the trade date basis. Interest is accrued as earned and dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as information is available to the Fund. Dividends and capital gain distributions to shareholders are recorded on the ex-dividend date. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Note 3.  Investment Advisory Fee and Other Transactions With Affiliates.

The Fund retains Croft-Leominster Inc. (Adviser) as its investment adviser. Under the terms of the agreement the Adviser receives a fee, computed daily and payable monthly at the annual rate of .79% of the Income Fund's average daily net assets. Until December 31, 1997, the manager guarantees that the overall expense ratio for the Income Fund, which excludes ordinary brokerage commissions incurred in the purchase or sale of portfolio securities, will not exceed 1.35%. As a result, for the six months ended October 31, 1996, the Adviser accrued reimbursements to the Fund of $28,046.

Pursuant to a plan of Distribution the Fund pays a distribution fee of up to
 .25% of the average daily net assets to Broker-Dealers for distribution assistance, and to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors as compensation for services rendered or expenses incurred in connection with distribution assistance.

The Croft Funds Corporation elected to waive the 12b-1 fee for the Croft-Leominster Income Fund on August 23, 1995. The waiver was enacted primarily because the Corporation currently does not have any 12b-1 agreements with a broker-dealer or any other financial institution, and felt it imprudent to accrue fees for compensation of the same. The 12b-1 fee will be waived into the foreseeable future; however, the Croft Funds Corporation reserves the right to terminate the waiver and reinstate the 12b-1 fee at any time in its sole discretion.

                            CROFT FUNDS CORPORATION
                         NOTES TO FINANCIAL STATEMENTS
                                October 31, 1996
                                  (Unaudited)


Note 4. Capital Stock.

At October 31, 1996, there were 30,000,000 shares of capital stock ($.001 par value) authorized for the Croft Funds Corporation, and capital paid-in amounted to $6,843,263 for the Income Fund. Transactions in capital stock were as follows:


                                                       For the six
                                                       months ended
                                                     October 31, 1996

                                                 Shares             Amount
                                                 ------             ------
     Sold......................................  28,737            $296,736
     Issued on reinvestment
     of dividends..............................  21,554             221,927
     Redemptions...............................  (3,586)            (37,218)
                                                 ------            --------
     Net increase .............................  46,705            $481,445
                                                 ======            ========




Note 5. Investment Transactions.

During the period ended October 31, 1996, purchases and sales of investment securities, excluding short-term obligations were as follows:


     Cost of purchases                                           $895,803
     Proceeds of sales                                            479,731

At October 31, 1996 the net unrealized appreciation based on cost for Federal income tax purposes of $6,684,635 for the Income Fund was as follows:


     Unrealized appreciation                                     $336,373
     Unrealized depreciation                                      (17,131)
                                                                 --------
                                                                 $319,242
                                                                 ========
Note 6.  Financial Instrument Disclosure

There are no reportable financial instruments that have any off balance sheet risk as of October 31, 1996.


                            CROFT FUNDS CORPORATION
                          CROFT-LEOMINSTER INCOME FUND
                  Financial Highlights for a share outstanding
                             throughout the period





                                                       For the six months       May 4, 1995*
                                                     ended October 31, 1996        through
                                                          (Unaudited)           April 30, 1996
                                                     ----------------------     --------------

Net asset value, beginning of period.................       $ 10.25                $ 10.00
                                                            -------                -------
Income from investment operations:
     Net investment income ..........................           .39                   .73
     Capital gains...................................            -                    .03
     Net realized and unrealized gain (loss)
       on investments ...............................           .34                   .25
                                                             -------               -------

      Total from investment operations...............           .73                  1.01

Less distributions:
     Dividends from net investment income............          (.40)                 (.73)
     Dividends from net realized gains...............          (.04)                 (.03)

      Total distributions                                      (.44)                 (.76)

Net asset value, end of period.......................       $ 10.54               $ 10.25)

Ratios/Supplemental Data:
     Net assets, end of period (000's)...............         7,119                 6,450
     Ratios to average net assets:
     Expenses .......................................          1.10%**               1.10%**
     Net investment income...........................          7.48%**               7.35%**
     Portfolio turnover rate ........................          7.71%                13.76%

Total Return ........................................         14.92%**              10.17%


*  Commencement of operations
** Annualized



The accompanying notes are an integral part of these financial statements.
                                       1